Acquisitions Of Multifamily Apartment Communities (Schedule Of Business Acquisitions, By Acquisition) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Purchase Price	$ 78,521,315	$ 79,260,000
Land	5,431,600	8,885,000
Site Improvements	1,449,964	4,697,235
Land held for future development	12,942,315
Building	55,253,798	68,397,588
Furniture, fixtures and equipment	1,546,983	2,440,000
In place Leases	1,896,655	2,723,760
Unfavorable Ground Lease		(7,883,583)
Fair Value of Net Assets Acquired	78,521,315	79,260,000
Estates At Millenia [Member]
Business Acquisition [Line Items]
Purchase Price	56,121,315
Land	4,022,217
Site Improvements	583,968
Land held for future development	12,942,315
Building	36,069,808
Furniture, fixtures and equipment	1,244,972
In place Leases	1,258,035
Fair Value of Net Assets Acquired	56,121,315
Westmont Common [Member]
Business Acquisition [Line Items]
Purchase Price	22,400,000
Land	1,409,383
Site Improvements	865,996
Building	19,183,990
Furniture, fixtures and equipment	302,011
In place Leases	638,620
Fair Value of Net Assets Acquired	22,400,000
The Trails Of Signal Mountain [Member]
Business Acquisition [Line Items]
Purchase Price		12,000,000
Land		700,000
Site Improvements		761,174
Building		9,815,346
Furniture, fixtures and equipment		360,000
In place Leases		363,480
Fair Value of Net Assets Acquired		12,000,000
Post Oak [Member]
Business Acquisition [Line Items]
Purchase Price		8,250,000
Land		1,425,000
Site Improvements		647,896
Building		5,694,913
Furniture, fixtures and equipment		220,000
In place Leases		262,191
Fair Value of Net Assets Acquired		8,250,000
Merce Apartments [Member]
Business Acquisition [Line Items]
Purchase Price		8,100,000
Land		840,000
Site Improvements		341,801
Building		6,112,748
Furniture, fixtures and equipment		560,000
In place Leases		245,451
Fair Value of Net Assets Acquired		8,100,000
Terrace At River Oaks [Member]
Business Acquisition [Line Items]
Purchase Price		20,410,000
Land		3,200,000
Site Improvements		1,562,545
Building		14,719,819
Furniture, fixtures and equipment		300,000
In place Leases		627,636
Fair Value of Net Assets Acquired		20,410,000
Park At Fox Trails [Member]
Business Acquisition [Line Items]
Purchase Price		21,150,000
Land		2,720,000
Site Improvements		671,705
Building		16,491,395
Furniture, fixtures and equipment		600,000
In place Leases		666,900
Fair Value of Net Assets Acquired		21,150,000
Beckanna on Glenwood [Member]
Business Acquisition [Line Items]
Purchase Price		9,350,000
Site Improvements		712,114
Building		15,563,367
Furniture, fixtures and equipment		400,000
In place Leases		558,102
Unfavorable Ground Lease		(7,883,583)
Fair Value of Net Assets Acquired		$ 9,350,000